Restructuring, Impairment and Other Charges (Details Textuals) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Unusual or Infrequent Item [Line Items]
Restructuring Charges	$ 5.0	$ 7.1		$ 5.4	$ 10.2
Impairments of internally-developed software		9.1
Impairment of assets	0.0	0.5		0.0	(18.9)
Acquisition and divestiture related costs	14.5			25.5
VENEZUELA
Unusual or Infrequent Item [Line Items]
Impairment of assets		1.0	$ (10.3)		(9.3)
Multi-Year Transformation Plan [Member]
Unusual or Infrequent Item [Line Items]
Restructuring Charges	5.0	7.1		5.4	10.2
Segment Reconciling Items [Member]
Unusual or Infrequent Item [Line Items]
Restructuring Charges	5.0	7.1		5.4	10.2
Impairment of assets	0.0	0.5		0.0	(18.9)
Non routine (expenses) income net	$ (18.2)	$ (5.4)		$ (32.3)	$ (10.0)